Securitizations and Variable Interest Entities - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 382	¥ 261
Debt securities issued by SPEs with an initial fair value	1,867	1,276
Cash inflows from third parties on the sale of debt securities	1,412	823
Cumulative balance of financial assets transferred to SPEs	6,533	5,656
Retained interests	200	233
Interests held in SPEs	51	23
Outstanding collateral service agreements and written credit default swap agreements	¥ 2	¥ 2
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%